UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment: | |; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vivian L. Robison
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Vivian L. Robison               St. Helena, CA                 2/13/13
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       51
                                          -----------

Form 13F Information Table Value Total:   $190,723,237
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 12/31/12
                                                            Market       Total       12/31/12                 Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares        PRICE                   etion    Auth
3M CO                 MMM            com     88579Y10    $  1,501,756     16,174  $      92.85                sole     none
ABBOTT LABS           ABT            com     00282410    $  4,916,345     75,059  $      65.50                sole     none
ALTRIA GROUP INC      MO             com     02209S10    $  6,300,712    200,404  $      31.44                sole     none
BANCO LATINOAM-E      BLX            com      2069485    $  5,734,210    265,965  $      21.56                sole     none
BANK NY MELLON        BK             com     06405810    $  1,844,070     71,754  $      25.70                sole     none
BANK OF AMER CRP      BML L          com     06050558    $  1,373,072     63,162  $      21.74                sole     none
BERKSHIRE HATH-A      BRK/A          com     08467010    $    670,300          5  $ 134,060.00                sole     none
BERKSHIRE HATH-B      BRK/B          com     08467070    $  3,904,148     43,525  $      89.70                sole     none
BROWN-FORMAN -B       BF/B           com     11563720    $  3,575,375     56,528  $      63.25                sole     none
CATERPILLAR INC       CAT            com     14912310    $  3,167,840     35,352  $      89.61                sole     none
CHEVRON CORP          CVX            com     16676410    $  1,635,077     15,120  $     108.14                sole     none
COCA-COLA CO/THE      KO             com     19121610    $    963,743     26,586  $      36.25                sole     none
COMMONWEALTH REI      CWH            com     20323310    $    985,185     62,196  $      15.84                sole     none
COMPASS DIVERSIF      CODI           com     20451Q10    $  5,169,928    351,457  $      14.71                sole     none
DOMINION RES/VA       D              com     25746U10    $  3,104,167     59,926  $      51.80                sole     none
DUKE ENERGY CORP      DUK            com     26441C20    $  2,775,449     43,502  $      63.80                sole     none
EQUITY ONE INC        EQY            com     29475210    $  3,628,311    172,695  $      21.01                sole     none
EXXON MOBIL CORP      XOM            com     30231G10    $  8,323,139     96,166  $      86.55                sole     none
FRANKLIN RES INC      BEN            com     35461310    $  1,791,476     14,252  $     125.70                sole     none
GENERAL ELECTRIC      GE             com     36960410    $  2,318,975    110,480  $      20.99                sole     none
GOLDMAN SACHS GP      GS A           com     38143Y66    $  4,194,836    202,747  $      20.69                sole     none
GOVERNMENT PROPE      GOV            com     38376A10    $  6,723,673    280,504  $      23.97                sole     none
GRACO INC             GGG            com     38410910    $  3,284,753     63,794  $      51.49                sole     none
HJ HEINZ CO           HNZ            com     42307410    $  1,176,211     20,392  $      57.68                sole     none
IBM                   IBM            com     45920010    $  3,535,630     18,458  $     191.55                sole     none
INTEL CORP            INTC           com     45814010    $  2,928,061    142,001  $      20.62                sole     none
JOHNSON&JOHNSON       JNJ            com     47816010    $ 14,203,874    202,623  $      70.10                sole     none
JPMORGAN CHASE        JPM            com     46625H10    $  4,100,119     93,250  $      43.97                sole     none
KIMBERLY-CLARK        KMB            com     49436810    $  3,106,264     36,791  $      84.43                sole     none
KINDER MORGAN EN      KMP            com     49455010    $  3,471,852     43,512  $      79.79                sole     none
KINDER MORGAN IN      KMI            com     49456B10    $    947,021     26,805  $      35.33                sole     none
KRAFT FOODS GROU      KRFT           com     50076Q10    $  1,408,888     30,985  $      45.47                sole     none
LIBERTY INTERA-A      LINTA          com     53071M10    $  2,522,051    128,153  $      19.68                sole     none
LIBERTY VENTUR-A      LVNTA          com     53071M88    $    555,768      8,202  $      67.76                sole     none
LOCKHEED MARTIN       LMT            com     53983010    $  4,473,545     48,473  $      92.29                sole     none
LOWE'S COS INC        LOW            com     54866110    $  1,243,200     35,000  $      35.52                sole     none
MCDONALDS CORP        MCD            com     58013510    $  3,920,846     44,449  $      88.21                sole     none
MONDELEZ INTER-A      MDLZ           com     60920710    $  5,699,616    223,925  $      25.45                sole     none
ORITANI FINANCIA      ORIT           com     68633D10    $  3,013,224    196,686  $      15.32                sole     none
OXFORD INDS INC       OXM            com     69149730    $  7,745,690    167,077  $      46.36                sole     none
PEPSICO INC           PEP            com     71344810    $  7,466,787    109,116  $      68.43                sole     none
PHILIP MORRIS IN      PM             com      2069485    $ 13,024,672    155,723  $      83.64                sole     none
REDWOOD TRUST         RWT            com     75807540    $  7,846,317    464,554  $      16.89                sole     none
SCRIPPS NET-CL A      SNI            com     81106510    $  1,836,122     31,701  $      57.92                sole     none
SOTHEBY'S             BID            com     83589810    $  1,437,658     42,762  $      33.62                sole     none
STAPLES INC           SPLS           com     85503010    $  2,190,248    192,127  $      11.40                sole     none
SYMETRA FINANCIA      SYA            com     87151Q10    $  3,329,578    256,516  $      12.98                sole     none
TRAVELERS COS IN      TRV            com     89417E10    $  3,141,766     43,745  $      71.82                sole     none
WALT DISNEY CO        DIS            com     25468710    $  3,907,469     78,479  $      49.79                sole     none
WESTAMERICA BANC      WABC           com     95709010    $  4,128,148     96,928  $      42.59                sole     none
WINDSTREAM CORP       WIN            com     97381W10    $    476,075     57,497  $       8.28                sole     none
                                                         $190,723,237